Subsequent Events (Predecessor)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Subsequent events
Subsequent Events

22. Subsequent Events

On April 25, 2014, the Company completed a private placement of 1,412,698 common shares with a strategic investor at a price of NOK 110.00 or USD 18.40 based upon the exchange rate on April 24, 2014, which represents approximately $26.0 million in gross proceeds not including closing fees.

On May 13, 2014, the Company completed its initial public offering of 7,105,263 common shares on the New York Stock Exchange at a price of $19.00 per share, or $135.0 million in gross proceeds not including underwriting fees or closing costs.

On May 22, 2014, the Company completed the issuance of 245,521 common shares related to the overallotment exercise by the underwriters of the Company’s initial public offering at a price of $19.00 per share, or $4.7 million in gross proceeds not including underwriting fees or closing costs. Subsequent to this offering, the Company has 57,128,494 shares issued and outstanding.

On June 25, 2014, the Company completed the exchange offer of unregistered common shares that it previously issued in its prior equity private placements, other than the common shares owned by its affiliates, for 15,528,507 common shares that have been registered under the Securities Act of 1933, as amended, the complete terms and conditions of which were set forth in a prospectus dated May 8, 2014 and the related letter of transmittal.

On June 30, 2014, the Company granted 655,000 restricted stock awards to certain of its officers under the equity incentive plan that vest over 5 years.

On July 25, 2014, the Company took delivery of its first vessel under the VLGC Newbuilding Program, the Comet, from Hyundai Heavy Industries Co. Ltd.

18. Subsequent Events

On July 29, 2013, the following transactions took place:

•    Cepheus, Lyra and Cetus sold the Captain Nicholas ML, the Captain John NP and the Captain Markos NL to CMNL LPG Transport LLC, CJNP LPG Transport LLC and CNML LPG Transport LLC (being newly created entities of the same shareholders), respectively, which also assumed the related outstanding bank debt and interest rate swaps related to each vessel.

•    100% interest in CMNL LPG Transport LLC, CJNP LPG Transport LLC and CNML LPG Transport LLC was contributed to Dorian LPG LTD in exchange for equity in Dorian LPG LTD.

•    The Grendon was sold to Grendon Tanker LLC, a wholly-owned subsidiary of Dorian LPG LTD.